Income Taxes (Details) - Schedule of deferred tax assets and liabilities - DocGo Inc. and Subsidiaries [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets (liabilities):
Net operating loss carryforwards	$ 17,153,341	$ 21,936,556
Allowance for doubtful accounts	874,029	2,323,541
Amortization	(582,284)	(533,178)
Prepaid expenses	(411,798)	(207,162)
Property and equipment	(2,245,003)	(1,447,130)
Research and development expense	(580,497)	(622,980)
Accrued bonus	1,414,357
Stock compensation	883,317	592,967
Other	197,218	(11,313)
Net deferred tax assets	16,702,680	22,031,301
Valuation allowance	(16,702,680)	(22,031,301)
Deferred tax assets, net of allowance